Inventory (Detail) (USD $) In Millions, unless otherwise specified	Sep. 27, 2014	Sep. 28, 2013
Inventory [Line Items]
Components	$ 471	$ 683
Finished goods	1,640	1,081
Total inventories	$ 2,111	$ 1,764